Income tax expense - Schedule of Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	₨ (53,567)		₨ (52,269)	₨ 79,325
Charged/(credited) to statement of profit or loss	33,210		(1,406)	(138,081)
Charged/(credited) to Other comprehensive income	(347)		(2)	37
Charged/(credited) to equity			43
Deferred tax on acquisition through business combination	3,693
Exchange difference transferred to translation of foreign operation	1,716		67	6,450
Total	(15,295)	$ (234)	(53,567)	(52,269)
Property, plant and equipment, Exploration and Evaluation and other intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	110,224		111,133	222,116
Charged/(credited) to statement of profit or loss	21,261		(651)	(117,353)
Deferred tax on acquisition through business combination	(213)
Exchange difference transferred to translation of foreign operation	841		(258)	6,370
Total	132,113	2,029	110,224	111,133
Unabsorbed depreciation/business loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(41,654)		(37,679)	(29,668)
Charged/(credited) to statement of profit or loss	1,781		(3,975)	(8,011)
Exchange difference transferred to translation of foreign operation	2
Total	(39,871)	(612)	(41,654)	(37,679)
Voluntary retirement scheme [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(779)		(891)	(694)
Charged/(credited) to statement of profit or loss	368		112	(197)
Total	(411)	(6)	(779)	(891)
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(442)		(344)	(444)
Charged/(credited) to statement of profit or loss	(381)		(58)	125
Charged/(credited) to Other comprehensive income	(30)		(40)	(47)
Exchange difference transferred to translation of foreign operation	(22)			22
Total	(875)	(13)	(442)	(344)
Fair value of derivative assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(338)		(120)	(524)
Charged/(credited) to statement of profit or loss	123		(317)	320
Charged/(credited) to Other comprehensive income	(346)		99	84
Exchange difference transferred to translation of foreign operation	(2)
Total	(563)	(9)	(338)	(120)
Fair valuation of other assets/liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	8,931		9,542	9,662
Charged/(credited) to statement of profit or loss	(3,616)		(625)	(168)
Deferred tax on acquisition through business combination	3,906
Exchange difference transferred to translation of foreign operation	329		14	48
Total	9,550	147	8,931	9,542
MAT credits entitlement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(123,851)		(130,506)	(118,833)
Charged/(credited) to statement of profit or loss	12,950		6,933	(11,673)
Charged/(credited) to Other comprehensive income	(39)		(278)
Exchange difference transferred to translation of foreign operation	56
Total	(110,884)	(1,703)	(123,851)	(130,506)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(5,658)		(3,404)	(2,290)
Charged/(credited) to statement of profit or loss	724		(2,825)	(1,124)
Charged/(credited) to Other comprehensive income	68		217
Charged/(credited) to equity			43
Exchange difference transferred to translation of foreign operation	512		311	10
Total	₨ (4,354)	$ (67)	₨ (5,658)	₨ (3,404)